Major Group Investments Direct and Indirect - Summary of Share Held in Investments in Associates Joint Ventures other Equity Investments and Percentage of Beneficial Interest (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Rusoro Mining Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, group beneficial interest		24.40%
Lunnon Metals Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, group beneficial interest	30.50%	31.10%
Vior Mining Exploration Company Inc.
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, group beneficial interest	20.70%
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Interest in joint venture	0.00%	40.00%	40.00%
Listed equity investments | Amarc Resources Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	5,000,000	5,000,000
Listed equity investments, group beneficial interest	2.30%	2.40%
Listed equity investments | Chakana Copper Corp
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	45,861,699	38,967,343
Listed equity investments, group beneficial interest	17.20%	19.90%
Listed equity investments | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	50,471,657	21,971,657
Listed equity investments, group beneficial interest	19.60%	9.80%
Listed equity investments | Generation Mining Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	8,594,000	0
Listed equity investments, group beneficial interest	3.60%	0.00%
Listed equity investments | Great Southern Mining Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	46,108,597	0
Listed equity investments, group beneficial interest	4.70%	0.00%
Listed equity investments | Hamelin Gold Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	23,500,000	23,500,000
Listed equity investments, group beneficial interest	14.90%	14.90%
Listed equity investments | Killi Resources Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	15,346,797	0
Listed equity investments, group beneficial interest	10.90%	0.00%
Listed equity investments | Lefroy Exploration Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	21,613,910	21,613,910
Listed equity investments, group beneficial interest	8.80%	10.80%
Listed equity investments | Mineral Resource Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	655,031	655,031
Listed equity investments, group beneficial interest	0.30%	0.30%
Listed equity investments | O3 Mining Inc
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	18,291,854	0
Listed equity investments, group beneficial interest	15.60%	0.00%
Listed equity investments | Osisko Metals Inc.
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	10,992,200	0
Listed equity investments, group beneficial interest	3.60%	0.00%
Listed equity investments | Queen's Road Capital Investments Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	1,968,500	0
Listed equity investments, group beneficial interest	4.00%	0.00%
Listed equity investments | Torq Resources Inc
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	20,678,260	15,000,000
Listed equity investments, group beneficial interest	14.90%	13.60%
Listed equity investments | Tesoro Gold Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, shares held (in shares)	272,350,072	163,227,850
Listed equity investments, group beneficial interest	17.50%	14.20%
Joint ventures | Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, shares held (in shares)	0	1,737,699
Interest in joint venture	0.00%	40.00%
Joint ventures | Asanko Gold Ghana Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, shares held (in shares)	0	450,000,000
Interest in joint venture	0.00%	45.00%
Joint ventures | Adansi Gold Company Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, shares held (in shares)	0	100,000
Interest in joint venture	0.00%	50.00%
Joint ventures | Shika Group Finance Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, shares held (in shares)	0	10,000
Interest in joint venture	0.00%	50.00%
Joint ventures | Windfall Mining Group (Partnership)
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, shares held (in shares)	0	0
Interest in joint venture	0.00%	50.00%
Listed associates | Rusoro Mining Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, shares held (in shares)	0	140,000,001
Listed associates, group beneficial interest	0.00%	24.40%
Listed associates | Lunnon Metals Limited
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, shares held (in shares)	67,327,550	66,216,438
Listed associates, group beneficial interest	30.50%	31.10%
Listed associates | Vior Mining Exploration Company Inc.
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, shares held (in shares)	52,076,544	0
Listed associates, group beneficial interest	20.70%	0.00%